Schedule of Disclosure of Stock Options Outstanding (Details)	Dec. 31, 2017 $ / shares shares
Number of Options | shares	6,530,000
Stock Options Exercise Price | $ / shares	$ 0.13
Expires April 30, 2019 [Member]
Number of Options | shares	600,000
Stock Options Exercise Price | $ / shares	$ 0.20
Expires July 31, 2020 [Member]
Number of Options | shares	300,000
Stock Options Exercise Price | $ / shares	$ 0.20
Expires September 4, 2020 [Member]
Number of Options | shares	1,000,000
Stock Options Exercise Price | $ / shares	$ 0.20
Expires June 7, 2022 [Member]
Number of Options | shares	4,630,000
Stock Options Exercise Price | $ / shares	$ 0.07